UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	610 Fifth Avenue
                Suite 311
                New York, NY 10020

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 782-3737

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           8/15/11
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:          52
                                          -----------------
Form 13F Information Table Value Total:   $     272,546
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 6/30/11

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106      222    71687 SH       SOLE                    71687        0        0
AAR CORP                       COM              000361105     3643   134490 SH       SOLE                   134490        0        0
ACTUATE CORP                   COM              00508B102     7898  1350000 SH       SOLE                  1350000        0        0
ALLIANCE ONE INTL INC          COM              018772103     1324   410000 SH       SOLE                   410000        0        0
AUDIOCODES LTD                 ORD              M15342104     4968   905000 SH       SOLE                   905000        0        0
BLACKBOARD INC                 COM              091935502    10461   241100 SH       SOLE                   241100        0        0
CALGON CARBON CORP             COM              129603106     4590   270000 SH       SOLE                   270000        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     6194   114753 SH       SOLE                   114753        0        0
CODEXIS INC                    COM              192005106     6091   632500 SH       SOLE                   632500        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     5629   260000 SH       SOLE                   260000        0        0
CVR ENERGY INC                 COM              12662P108     7390   300151 SH       SOLE                   300151        0        0
DORAL FINL CORP                COM NEW          25811P886     3920  2000000 SH       SOLE                  2000000        0        0
DOUGLAS DYNAMICS INC           COM              25960R105     3316   210000 SH       SOLE                   210000        0        0
EARTHLINK INC                  COM              270321102     3309   430000 SH       SOLE                   430000        0        0
EARTHLINK INC                  CALL             270321902       50    10000 SH  CALL SOLE                    10000        0        0
ENCORE WIRE CORP               COM              292562105     6498   268295 SH       SOLE                   268295        0        0
ENPRO INDS INC                 COM              29355X107    16969   353000 SH       SOLE                   353000        0        0
ENTEGRIS INC                   COM              29362U104     1553   153428 SH       SOLE                   153428        0        0
ENTEROMEDICS INC               COM NEW          29365M208     1579   582500 SH       SOLE                   582500        0        0
FUSION-IO INC                  COM              36112J107      301    10000 SH       SOLE                    10000        0        0
GLATFELTER                     COM              377316104     2461   160000 SH       SOLE                   160000        0        0
GRAFTECH INTL LTD              COM              384313102      813    40089 SH       SOLE                    40089        0        0
GRAHAM CORP                    COM              384556106     1138    55788 SH       SOLE                    55788        0        0
GRANITE CONSTR INC             COM              387328107     5213   212500 SH       SOLE                   212500        0        0
HILLENBRAND INC                COM              431571108    16319   690000 SH       SOLE                   690000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106    15013  1910000 SH       SOLE                  1910000        0        0
INTEGRATED DEVICE TECHNOLOGY   CALL             458118906       88     5025 SH  CALL SOLE                     5025        0        0
LANDEC CORP                    COM              514766104     5890   907500 SH       SOLE                   907500        0        0
LIBBEY INC                     COM              529898108    12408   765000 SH       SOLE                   765000        0        0
LOGMEIN INC                    COM              54142L109     4860   126003 SH       SOLE                   126003        0        0
MAGMA DESIGN AUTOMATION        COM              559181102       63     7823 SH       SOLE                     7823        0        0
MICRON TECHNOLOGY INC          CALL             595112903       13     5000 SH  CALL SOLE                     5000        0        0
NUTRI SYS INC NEW              COM              67069D108     7171   510000 SH       SOLE                   510000        0        0
ODYSSEY MARINE EXPLORATION I   COM              676118102     6933  2215059 SH       SOLE                  2215059        0        0
OIL DRI CORP AMER              COM              677864100     6837   319200 SH       SOLE                   319200        0        0
PULSE ELECTRONICS CORP         COM              74586W106     1149   260000 SH       SOLE                   260000        0        0
REDDY ICE HLDGS INC            COM              75734R105     4765  1695800 SH       SOLE                  1695800        0        0
RF MICRODEVICES INC            COM              749941100     8843  1445000 SH       SOLE                  1445000        0        0
ROGERS CORP                    COM              775133101      801    17328 SH       SOLE                    17328        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     8728   780000 SH       SOLE                   780000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     3232   200000 SH       SOLE                   200000        0        0
SILICON IMAGE INC              COM              82705T102       55     8510 SH       SOLE                     8510        0        0
SMITH & WESSON HLDG CORP       COM              831756101     4125  1375000 SH       SOLE                  1375000        0        0
SUNCOR ENERGY INC NEW          COM              867224107     6823   174500 SH       SOLE                   174500        0        0
SUNOCO INC                     COM              86764P109     5771   138358 SH       SOLE                   138358        0        0
TERRA NOVA RTY CORP            COM              88102D103     8224  1085000 SH       SOLE                  1085000        0        0
TESORO CORP                    COM              881609101     6616   288789 SH       SOLE                   288789        0        0
THESTREET COM                  COM              88368Q103     5878  1914500 SH       SOLE                  1914500        0        0
TRAVELCENTERS OF AMERICA LLC   COM              894174101     5178   950000 SH       SOLE                   950000        0        0
TUESDAY MORNING CORP           COM NEW          899035505     6045  1300000 SH       SOLE                  1300000        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     7219   795000 SH       SOLE                   795000        0        0
WESTERN REFNG INC              COM              959319104     7969   440982 SH       SOLE                   440982        0        0
